Financial Instruments Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Jan. 31, 2013	Apr. 30, 2012	Apr. 30, 2011
Financial assets
Other assets, current	$ 3,257	$ 6,524	$ 9,389
Other assets, non-current	9,170	1,695	8,765
Financial liabilities
Other liabilities, current	(14,849)	(11,089)	(10,755)
Other liabilities, non-current	(26,007)	(17,384)	(24,807)
Fair Value, Measurements, Recurring
Financial assets
Total financial assets	12,427	8,219	18,154
Financial liabilities
Total financial liabilities	(40,856)	(28,473)	(35,562)
Fair Value, Measurements, Recurring | Foreign Exchange Forward
Financial assets
Other assets, current	3,216	6,036	9,213
Other assets, non-current	9,167	1,630	8,762
Financial liabilities
Other liabilities, current	(546)	(1,747)	(10,755)
Other liabilities, non-current	(380)	(728)
Fair Value, Measurements, Recurring | Foreign Currency Embedded Derivatives
Financial assets
Other assets, current	41	488	176
Other assets, non-current	3	65	3
Financial liabilities
Other liabilities, current	(14,303)	(9,342)
Other liabilities, non-current	(25,627)	(16,656)	(24,807)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring
Financial assets
Total financial assets	12,427	8,219	18,154
Financial liabilities
Total financial liabilities	(40,856)	(28,473)	(35,562)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Foreign Exchange Forward
Financial assets
Other assets, current	3,216	6,036	9,213
Other assets, non-current	9,167	1,630	8,762
Financial liabilities
Other liabilities, current	(546)	(1,747)	(10,755)
Other liabilities, non-current	(380)	(728)
Fair Value, Inputs, Level 2 | Fair Value, Measurements, Recurring | Foreign Currency Embedded Derivatives
Financial assets
Other assets, current	41	488	176
Other assets, non-current	3	65	3
Financial liabilities
Other liabilities, current	(14,303)	(9,342)
Other liabilities, non-current	$ (25,627)	$ (16,656)	$ (24,807)